Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Treasury Stock, Common [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Noncontrolling Interest [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock, Common [Member]	Noncontrolling Interest [Member]	Total
Balance (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2022	$ 0	$ 0	$ (241)	$ 0	$ 0	$ 0	$ (241)
Balance at Dec. 31, 2022								$ 2,160	$ 1,891	$ 60,930	$ (7,186)	$ (7,825)	$ (2,064)	$ 47,906
Net income								0	0	4,153	0	0	0	4,153
Other comprehensive income (loss)								0	0	0	3,417	0	0	3,417
Change related to ESOP shares								0	0	0	0	0	300	300
Sale of treasury stock								0	8	0	0	94	0	102
Cash dividends declared								0	0	(2,615)	0	0	0	(2,615)
Balance at Dec. 31, 2023								2,160	1,899	62,227	(3,769)	(7,731)	(1,764)	53,022
Net income								0	0	4,481	0	0	0	4,481
Other comprehensive income (loss)								0	0	0	(655)	0	0	(655)
Change related to ESOP shares								0	0	0	0	0	(113)	(113)
Cash dividends declared								0	0	(2,695)	0	0	0	(2,695)
Balance at Dec. 31, 2024								$ 2,160	$ 1,899	$ 64,013	$ (4,424)	$ (7,731)	$ (1,877)	$ 54,040